RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Feb. 28, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The Group had the following balances and transactions with related parties:

Balances:

	As of	As of
	February 28,	February 28,
	2018	2019

Amounts due from related parties-current (i)	$3,229	$3,341
Amounts due from related parties-non-current (i)	$-	$1,747
Amounts due to related parties-current (ii)	$8,746	$24,375
Amounts due to related parties-non-current (ii)	$271	$196

Transactions:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2017	2018	2019

Services fees	$597	$880	$1,888
Other revenue	$61	$1,016	$1,374
Purchase of equipment	$-	$947	$1,068
Disposal gain (iii)	$-	$3,044	$760

(i)	The amounts due from related parties represent loans and prepayments to certain investees for service fees.

(ii)
The amounts due to related parties include $5,690 and $20,635 investment payable to related parties as of February 28, 2018 and February 28, 2019, respectively; the remaining amounts due to related parties primarily related to advanced service fees received from related parties.

(iii)	As disclosed in Note 9.(1), the Group sold part of equity interest in Babytree to a related party and recognized $3,804 disposal gain.